Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Schedule of Future Minimum Lease Payments for Capital and Operating Leases [Table Text Block]
A summary of future minimum lease payments under the Company's non-cancelable leases as of December 31, 2014 is as follows:

Year ending December 31:	Capital Leases	Operating Leases
2015	$60,776	$287,394
2016	7,504	302,951
2017	—	318,508
2018	—	333,417
2019	—	113,516
Thereafter	—
Total minimum lease payments	68,280	$1,355,786
Less amount representing interest	(6,613)
Total principal lease payments	61,667
Less current maturities	(54,376)
Total long term obligations	$7,291